Fair Value (table) (detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Fair Value Disclosures [Abstract]
Long-term Debt, Gross	$ 315,539	$ 274,164
Long-term Debt, Fair Value	315,478	$ 274,999
Capital Lease Obligation, Gross	5,231
Captial Lease Obligation, Fair Vaue	$ 5,076